Intellectual Property, Net and Goodwill (Tables)	9 Months Ended
Sep. 30, 2022
Intellectual Property Net And Goodwill
Schedule of components of intellectual property

	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Extraction Technology patents	$113,430	$10,565	$102,865	$113,430	$5,560	$107,870
Extraction Technology	16,385,157	6,280,977	10,104,180	16,385,157	5,666,534	10,718,623
Acquired crude oil contracts	25,195,644	445,925	24,749,719	–	–	–
Ammonia synthesis patents	4,931,380	2,465,690	2,465,690	4,931,380	2,095,836	2,835,544
Total Intellectual property	$46,625,611	$9,203,157	$37,422,454	$21,429,967	$7,767,930	$13,662,037

Schedule of goodwill
Goodwill
January 1, 2021	$–
Acquisition	6,562,028
September 30, 2022	$6,562,028